                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------------

     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter deRoetth
Title: Principal
Phone: 617-236-4200

Signature Place, and Date of Signing:


     /s/ Peter deRoetth       Boston, Massachusetts   November 12, 2004
---------------------------       [City, State]             [Date]
        [Signature]

Report Type (check only one.)

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          Form 3 File Number                Name

          28-
             ----------------------------   ------------------------------------
          [Repeats as necessary.]

                                    FORM 13 F

                                                                        Item 5:
                                              Item 3:      Item 4:     Shares or
         Item 1:                Item 2:        CUSIP     Fair Market   Principal
      Name of Issuer        Title of Class     Number       Value        Amount
-------------------------   --------------   ---------   -----------   ---------
Maxim Integrated Products    Common Stock    57772K101    82,227,365   1,944,369
Corporate Executive Board    Common Stock    21988R102    22,695,544     370,600
IDT Corporation Class B      Common Stock    448947309    25,695,649   1,709,624
IDT Corporation              Common Stock    448947101
Supertex Inc.                Common Stock    868532102     8,875,216     456,779
Costar Group                 Common Stock    22160N109    11,456,351     232,900
Credit Acceptance
   Corporation               Common Stock    225310101    26,310,198   1,389,134
Lionbridge Technology        Common Stock    536252109     6,217,442     723,800
Miller Industries            Common Stock    600551204       217,010      23,979
Net2Phone, Inc.              Common Stock    64108N106     8,226,762   2,554,895
            COLUMN TOTALS                                191,921,537   9,406,080

                                    FORM 13 F

                                                                        Item 5:
                                              Item 3:      Item 4:     Shares or
         Item 1:                Item 2:        CUSIP     Fair Market   Principal
      Name of Issuer        Title of Class     Number       Value        Amount
-------------------------   --------------   ---------   -----------   ---------
Placer Dome Inc.             Common Stock    725906101       477,120      24,000
Dean Foods, Inc.             Common Stock    242370104     2,851,900      95,000
CitiGroup Inc.               Common Stock    172967101       419,140       9,500
Phelps Dodge Corporation Common Stock 717265102 1,362,044 14,800 Bright Horizons Family
   Solutions                 Common Stock    109195107     7,729,702     142,378
Sun Hydraulics               Common Stock    866942105     2,592,359     202,845
Hewlett Packard              Common Stock    428236103       271,875      14,500
Exxon Mobil Cp               Common Stock    30231G102       434,970       9,000
Adtran Inc                   Common Stock    00738A106       612,360      27,000
Aradigm Corporation          Common Stock    038505103       390,125     304,785
            COLUMN TOTALS                                 17,141,595     843,808

                                    FORM 13 F

                                                                        Item 5:
                                              Item 3:      Item 4:     Shares or
         Item 1:                Item 2:        CUSIP     Fair Market   Principal
      Name of Issuer        Title of Class     Number       Value        Amount
-------------------------   --------------   ---------   -----------   ---------
Chevron Texaco Corp          Common Stock    166764100
Consolidaed Energy Inc       Common Stock    20854P109     1,322,331      37,900
Johnson and Johnson          Common Stock    478160104     2,396,504      42,544
Schlumberger                 Common Stock    806857108       632,714       9,400
Newmont Mining
   Corporation               Common Stock    651639106     3,811,999      83,725
Liberty Media Corp. Ser.
   A                         Common Stock    530718105     2,914,721     334,257
Dow Chemical                 Common Stock    260543103       688,995      15,250
Berkshire Hathaway Inc.
   Class A Common            Common Stock    084670108     1,992,950          23
Invacare Corporation         Common Stock    461203101       207,000       4,500
RedHat                       Common Stock    756577102       348,555      28,500
            COLUMN TOTALS                                 14,315,769     556,099

                                    FORM 13 F

                                                                        Item 5:
                                              Item 3:      Item 4:     Shares or
         Item 1:                Item 2:        CUSIP     Fair Market   Principal
      Name of Issuer        Title of Class     Number       Value        Amount
-------------------------   --------------   ---------   -----------   ---------
Viasys Healthcare            Common Stock    92553Q209       492,949      29,465
Kinross Gold Corporation     Common Stock    496902206       533,749      78,724
Quality Distribution Inc.    Common Stock    74756M102
Ritchie Bros. Auction        Common Stock    767744105     7,086,280     231,200
JetBlue Airways Corp         Common Stock    477143101
Cognizant Technology
   Solutions                 Common Stock    192446102
Apache Corporation           Common Stock    037411105       476,045       9,500
BP Plc.                      Common Stock    055622104       923,357      16,050
Suncor Energy Inc            Common Stock    867229106       819,456      25,600
Devon Energy Corporation     Common Stock    25179M103     1,065,150      15,000
            COLUMN TOTALS                                 11,396,986     405,539

                                    FORM 13 F

                                                                        Item 5:
                                              Item 3:      Item 4:     Shares or
         Item 1:                Item 2:        CUSIP     Fair Market   Principal
      Name of Issuer        Title of Class     Number       Value        Amount
-------------------------   --------------   ---------   -----------   ---------
EOG Resources Inc.           Common Stock    26875P101     1,175,423      17,850
Burlington Resources         Common Stock    122014103     1,211,760      29,700
Alexander & Baldwin          Common Stock    014482103       220,610       6,500
Frontier Oil Corporation     Common Stock    35914P105       424,980      18,000
Murphy Oil Corp. Holdings    Common Stock    626717102       446,866       5,150
Occidental Petroleum
   Corporation               Common Stock    674599105       475,405       8,500
American International
   Group Inc.                Common Stock    026874107
Barrick Gold Cp              Common Stock    067901108
Anadarko Petroleum           Common Stock    032511107
BJ Services Co.              Common Stock    055482103
            COLUMN TOTALS                                  3,955,044      85,700

                                    FORM 13 F

                                                                        Item 5:
                                              Item 3:      Item 4:     Shares or
         Item 1:                Item 2:        CUSIP     Fair Market   Principal
      Name of Issuer        Title of Class     Number       Value        Amount
-------------------------   --------------   ---------   -----------   ---------
Cognex Corporation           Common Stock    192422103
Peabody Energy Corp.         Common Stock    704549104     1,341,725      22,500
IAMGOLD Cop.                 Common Stock    450913108     1,148,483     143,024
Tyler Technologies           Common Stock    902252105       716,040      81,000
Portfolio Recovery
   Associates                Common Stock    73640Q105     2,762,660      94,000
Liberty Media
   International, Inc.       Common Stock    530719103       646,317      19,374
Lions Gate Entertainment     Common Stock    535919203       269,700      31,000
Orient-Express Hotel         Common Stock    G67743107       196,080      12,000
AcuSphere Inc.               Common Stock    00511R870       106,420      17,000
Gold Bullion Ltd. Pfd.       Common Stock    Q1868U112       233,700       5,700
            COLUMN TOTALS                                  7,421,125     425,598

                                    FORM 13 F

                                                                        Item 5:
                                              Item 3:      Item 4:     Shares or
         Item 1:                Item 2:        CUSIP     Fair Market   Principal
      Name of Issuer        Title of Class     Number       Value        Amount
-------------------------   --------------   ---------   -----------   ---------
Japan Smaller Cap Fund       Common Stock    47109U104
Varco International Inc.     Common Stock    922122106
                             Common Stock
                             Common Stock
                             Common Stock
                             Common Stock
                             Common Stock
                             Common Stock
                             Common Stock
                             Common Stock
            COLUMN TOTALS                                          0           0

                                                                  (SEC USE ONLY)

Name of Reporting Manager Account Management, LLC

               Item 6:                                               Item 8:
        Investment Discretion                              Voting Authority (Shares)
-------------------------------------                  ---------------------------------
            (b) Shared-                    Item 7:
             As Defined   (c) Shared-     Managers
(a) Sole    in Instr. V      Other      See Instr. V    (a) Sole   (b) Shared   (c) None
---------   -----------   -----------   ------------   ---------   ----------   --------
1,944,369                                              1,944,369
  370,600                                                370,600
1,709,624                                              1,709,624
        0                                                      0
  456,779                                                456,779
  232,900                                                232,900
1,389,134                                              1,389,134
  723,800                                                723,800
   23,979                                                 23,979
2,554,895                                              2,554,895

                                                                  (SEC USE ONLY)

Name of Reporting Manager Account Management, LLC

               Item 6:                                               Item 8:
        Investment Discretion                              Voting Authority (Shares)
-------------------------------------                  ---------------------------------
            (b) Shared-                    Item 7:
             As Defined   (c) Shared-     Managers
(a) Sole    in Instr. V      Other      See Instr. V    (a) Sole   (b) Shared   (c) None
---------   -----------   -----------   ------------   ---------   ----------   --------
   24,000                                                24,000
   95,000                                                95,000
    9,500                                                 9,500
   14,800                                                14,800
  142,378                                               142,378
  202,845                                               202,845
   14,500                                                14,500
    9,000                                                 9,000
   27,000                                                27,000
  304,785                                               304,785

                                                                  (SEC USE ONLY)

Name of Reporting Manager Account Management, LLC

                                                                   Item 8:
               Item 6:                                        Voting Authority
        Investment Discretion                                     (Shares)
------------------------------------                  --------------------------------
           (b) Shared-                    Item 7:
            As Defined   (c) Shared-     Managers
(a) Sole   in Instr. V      Other      See Instr. V   (a) Sole   (b) Shared   (c) None
--------   -----------   -----------   ------------   --------   ----------   --------
       0                                                     0
  37,900                                                37,900
  42,544                                                42,544
   9,400                                                 9,400
  83,725                                                83,725
 334,257                                               334,257
  15,250                                                15,250
      23                                                    23
   4,500                                                 4,500
  28,500                                                28,500

                                                                  (SEC USE ONLY)

Name of Reporting Manager Account Management, LLC

                                                                   Item 8:
               Item 6:                                        Voting Authority
        Investment Discretion                                     (Shares)
------------------------------------                  --------------------------------
           (b) Shared-                    Item 7:
            As Defined   (c) Shared-     Managers
(a) Sole   in Instr. V      Other      See Instr. V   (a) Sole   (b) Shared   (c) None
--------   -----------   -----------   ------------   --------   ----------   --------
  29,465                                                29,465
  78,724                                                78,724
       0                                                     0
 231,200                                               231,200
       0                                                     0
       0                                                     0
   9,500                                                 9,500
  16,050                                                16,050
  25,600                                                25,600
  15,000                                                15,000

                                                                  (SEC USE ONLY)

Name of Reporting Manager Account Management, LLC

                                                                   Item 8:
               Item 6:                                        Voting Authority
        Investment Discretion                                     (Shares)
------------------------------------                  --------------------------------
           (b) Shared-                    Item 7:
            As Defined   (c) Shared-     Managers
(a) Sole   in Instr. V      Other      See Instr. V   (a) Sole   (b) Shared   (c) None
--------   -----------   -----------   ------------   --------   ----------   --------
  17,850                                                17,850
  29,700                                                29,700
   6,500                                                 6,500
  18,000                                                18,000
   5,150                                                 5,150
   8,500                                                 8,500
       0                                                     0
       0                                                     0
       0                                                     0
       0                                                     0

                                                                  (SEC USE ONLY)

Name of Reporting Manager Account Management, LLC

                                                                   Item 8:
               Item 6:                                        Voting Authority
        Investment Discretion                                     (Shares)
------------------------------------                  --------------------------------
           (b) Shared-                    Item 7:
            As Defined   (c) Shared-     Managers
(a) Sole   in Instr. V      Other      See Instr. V   (a) Sole   (b) Shared   (c) None
--------   -----------   -----------   ------------   --------   ----------   --------
       0                                                     0
  22,500                                                22,500
 143,024                                               143,024
  81,000                                                81,000
  94,000                                                94,000
  19,374                                                19,374
  31,000                                                31,000
  12,000                                                12,000
  17,000                                                17,000
   5,700                                                 5,700

                                                                  (SEC USE ONLY)

Name of Reporting Manager Account Management, LLC

                                                                   Item 8:
               Item 6:                                        Voting Authority
        Investment Discretion                                     (Shares)
------------------------------------                  --------------------------------
           (b) Shared-                    Item 7:
            As Defined   (c) Shared-     Managers
(a) Sole   in Instr. V      Other      See Instr. V   (a) Sole   (b) Shared   (c) None
--------   -----------   -----------   ------------   --------   ----------   --------
       0                                                     0
       0                                                     0
       0                                                     0
       0                                                     0
       0                                                     0
       0                                                     0
       0                                                     0
       0                                                     0
       0                                                     0
       0                                                     0

Maxim Integrated Products           57772K101   MXIM       Updated: 11/8/2004
Corporate Executive Board           21988R102   EXBD
IDT Corporation Class B             448947309   IDT
IDT Corporation                     448947101   IDT.C
Supertex Inc.                       868532102   SUPX
Costar Group                        22160N109   CSGP
Credit Acceptance Corporation       225310101   CACC
Lionbridge Technology               536252109   LIOX
Adtran Inc.                         00738A106   ADTN
Miller Industries                   600551204   MLR
CyberSource Corporation             23251J106   CYBS
Net2Phone, Inc.                     64108N106   NTOP
Goldcorp Inc.                       380956409   GG
Placer Dome Inc.                    725906101   PDG
Dean Foods, Inc.                    242370104   DF
Province Healthcare Co.             743977100   PRV
Critical Path, Inc.                 22674V506   CPTH
CitiGroup Inc.                      172967101   C
Phelps Dodge Corporation            717265102   PD
Agnico Eagle Mines Ltd.             008474108   AEM
Bright Horizons Family Solutions    109195107   BFAM
Federal National Mortgage           313586109   FNM
Sun Hydraulics                      866942105   SNHY
Hewlett Packard                     428236103   HPQ
Pan Amer Silver                     697900108   PAAS
Glaxo Wellcome                      37733W105   GSK
Exxon Mobil Cp.                     30231G102   XOM
Cabot Corporation                   127055101   CBT
Aradigm Corporation                 038505103   ARDM
Chevron Texaco Corporation          166764100   CVX
Pepsico                             713448108   PEP
Johnson and Johnson                 478160104   JNJ

Schlumberger                        806857108   SLB
Newmont Mining Corporation          651639106   NEM
Aberdeen Asia-Pacific Income        003009107   FAX
Liberty Media Corp. Ser. A          530718105   L
Dow Chemical                        260543103   DOW
Berkshire Hathaway Inc. Class A
   Common                           084670108   BRK.A
Invacare Corporation                461203101   IVC
Deere & Co.                         244199105   DE
McDonald's Corp.                    580135101   MCD
UnitedGlobalCom Inc 'A'             913247508   UCOMA
Red Hat Inc.                        756577102   RHAT
EMC Corp                            268648102   EMC
Abbott Laboratories                 002824100   ABT
Viasys Healthcare                   92553Q209   VAS
Kinross Gold Corporation            496902206   KGC
Callidus Software                   13123E500   CALD
Quality Distribution Inc.           74756M102   QLTY
Ritchie Bros. Auction               767744105   RBA
JetBlue Airways Corp.               477143101   JBLU
Cognizant Technology Solutions      192446102   CTSH
Cons Energy Inc.                    20854P109   CNX
Apache Corporation                  037411105   APA
BP Plc.                             055622104   BP
Suncor Energy Inc.                  867229106   SU
Devon Energy Corporation            25179M103   DVN
EOG Resources Inc.                  26875P101   EOG
Burlington Resources                122014103   BR
Alexander & Baldwin                 014482103   ALEX
Frontier Oil Corporation            35914P105   FTO
Murphy Oil Corp. Holdings           626717102   MUR
Occidental Petroleum Corporation    674599105   OXY
American International Group Inc.   026874107   AIG

Barrick Gold Cp                     067901108   ABX
Anadarko Petroleum                  032511107   APC
BJ Services Co.                     055482103   BJS
Gognex Corporation                  192422103   CGNX
Peabody Energy Corp.                704549104   BTU
IAMGOLD Corp.                       450913108   IAG
Tyler Technologies                  902252105   TYL
Portfolio Recovery Associates       73640Q105   PRAA
Liberty Media International, Inc.   530719103   LBTYA
Lions Gate Entertainment            535919203   LGF
Orient-Express Hotel                G67743107   OEH
Acusphere Inc.                      00511R870   ACUS
Gold Bullion Ltd. Pfd.              Q1868U112   GDBLF.PK
Japan Smaller Cap Fund              47109U104   JOF
Varco International Inc.            922122106   VRC